Accounts Receivable - Accounts Receivable (Details) - Successor [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 204,555	$ 216,613
Unbilled receivable	56,281	24,171
Allowance for credit losses	(3,190)	(4,264)
Total accounts receivable, net	$ 257,646	$ 236,520